Business development, marketing, communications and government relations expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Business development, marketing, communications and government relations expenses
Salaries and benefits	$ 562	$ 353	$ 983	$ 864	$ 1,459	$ 1,460
Professional fees and contractors	333	41	565	67	185	65
Office, insurance and travel	290	101	461	206	637	302
Software and information technology	24	4	50	9	16	43
Share-based compensation	196	214	275	427	1,205	820
Total	$ 1,405	$ 713	$ 2,334	$ 1,573	$ 3,502	$ 2,690